17. CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2017
Cash And Cash Equivalents Tables
Cash and cash equivalents
	12.31.2017	12.31.2016
Cash	30	16
Banks	327	1,308
Investment funds	-	61
Time deposits	442	36
Total	799	1,421